Organization and Description of Business, Liquidity, and Risk Factors (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Organization and Description of Business, Liquidity, and Risk Factors [Abstract]
Cash	$ 38,982	$ 171,480